Income Taxes (Schedule of Unrecognized Deferred Income Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ 29,031	$ 26,414
Expiry date	2019 and 2033
Loss carry forward	$ 146,700	136,400
Non-capital loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ 25,437	22,786
Expiry date	2019 and 2038
Loss carry forward	$ 47,600	42,800
Capital loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	360	360
Intercompany Receivable Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	2,109	2,109
Other Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ 1,125	$ 1,159